Restricted cash - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 24,379	$ 23,852	$ 9,574
Fixed interest weighted average rate	0.65%	1.85%
US$
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 21,981	$ 21,463
HK$
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 2,398	$ 2,389